CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash Flows from Operating Activities
Net income	¥ 336,320	$ 48,915	¥ 167,095	¥ 23,946
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	5,773	840	3,542	2,399
Amortization of intangible assets	443	65	175
Write-off of short-term loans	5,500	800
Impairment loss from long-term investments	7,590	1,104
Inventory write-down	0		2,449	1,037
Share-based compensation	134,709	19,592	62,787	57,735
Loss / (gain) from equity method investment	(1,743)	(254)	(2,806)	1,829
Realized gain from investments	(261)	(38)	(2,373)
Loss on disposal of property, plant and equipment	26	4	192
Gain from fair value change of long-term investments	(7,860)	(1,143)
Deferred income taxes	(32,895)	(4,784)	(18,962)	(18,468)
Others	295	43
Changes in operating assets and liabilities
Accounts receivable	(26,058)	(3,790)	(13,158)	2,218
Inventories	(234,887)	(34,163)	(57,609)	(103,464)
Prepaid expenses and other current assets	(5,748)	(836)	(32,985)	6,691
Amount due from related parties	(45,116)	(6,562)	(109,756)	(287,661)
Other non-current assets	(3,150)	(458)
Amount due to related parties	5,757	837	(281)
Accounts payable	356,324	51,825	181,628	271,999
Notes payable	13,693	1,992	2,581	2,662
Advance from customers	(4,740)	(689)	4,333	5,885
Income tax payable	32,437	4,718	972	21,697
Accrued expense and other current liabilities	119,887	17,436	45,572	28,761
Other non-current liability	51,309	7,463	4,940
Net Cash provided by Operating Activities	707,605	102,917	238,336	17,266
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(17,136)	(2,492)	(21,454)	(10,274)
Prepayment for other non-current assets			(3,000)
Purchase of intangible assets	(52,017)	(7,566)	(88)	(1,223)
Cash received from the disposal of property, plant and equipment	65	10	164
Purchase of term deposits	(385,028)	(56,000)
Proceeds from maturity of term deposits	288,771	42,000
Purchase of business, net of cash acquired of RMB3,475			2,323
Loans provided to related parties	(5,000)	(727)		(16,071)
Loans provided to third-parties	(8,920)	(1,297)	(12,857)
Proceeds received from loans provided to third-parties	5,578	811	1,000
Purchase of short-term investments	(41,300)	(6,007)	(6,506)	(8,937)
Purchase of long-term investments	(109,854)	(15,978)	(23,610)	(62,882)
Disposal of short-term investments			2,062
Disposal of long-term investments			23,085
Net Cash Used in Investing Activities	(324,841)	(47,246)	(38,881)	(99,387)
Cash Flows from Financing Activities
Loans repaid to related party	(3,221)	(468)
Exercise of share options and restricted shares	3,486	506	89	24
Bank borrowings	20,000	2,908	30,000	10,000
Repayment of bank borrowing	(30,000)	(4,363)	(10,000)
Net proceeds from initial public offering	657,062	95,566
Repurchase of ordinary shares	(8,157)	(1,186)
Net Cash Provided by Financing Activities	639,170	92,963	20,089	10,024
Net (decrease) increase in cash and cash equivalents and restricted cash	1,021,934	148,634	219,544	(72,097)
Effect of exchange rate changes	60,357	8,779	(3,175)	5,262
Cash and cash equivalents and restricted cash at beginning of year	369,521	53,744	153,152	219,987
Cash and cash equivalents and restricted cash at end of the year	1,451,812	211,157	369,521	153,152
Supplemental disclosure of cash flow information
Income tax paid	52,063	7,572	35,892	9,599
Interest paid	1,310	191	1,997
Non-cash investing and financing activity
Payable for long-term investment	275	40		¥ 15,000
Conversion from loan to long-term investment			8,000
Non-monetary exchange of convertible bond to intangible assets	7,104	1,033
Payable for property, plant and equipment	15	2	¥ 264
Conversion of preferred shares to ordinary shares	354,212	51,518
Deemed dividend related to issuance of ordinary shares to preferred shareholders	¥ 209,752	$ 30,507